Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Borden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 63	$ 636	$ 520	$ 954
Canadian Malartic [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	195	1,855	709	1,132
Cote Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,145
Cozamin [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,159	438
Vares [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		893
Borborema [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,459	74
Jerritt Canyon [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	11	201	808
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 176	$ 1,945	$ 1,106	$ 1,050